Disclosure of Range of Exercise Prices of Outstanding Share Options, LVSC 2004 Equity Plan (Details) - LVSC 2004 Equity Plan [Member] - Share options [Member] shares in Thousands	Dec. 31, 2018 shares yr	Dec. 31, 2017 shares yr	Dec. 31, 2016 shares yr	Dec. 31, 2015 shares
Disclosure of indirect measurement of fair value of goods or services received, share options granted during period [Line Items]
Number of options outstanding | shares	57	198	357	547
Weighted average remaining contractual life | yr	8.92	1.87	1.59
20.01 - 30.00
Disclosure of indirect measurement of fair value of goods or services received, share options granted during period [Line Items]
Number of options outstanding | shares	0	0	24
Weighted average remaining contractual life | yr	0.00	0.00	3.38
60.01 - 70.00
Disclosure of indirect measurement of fair value of goods or services received, share options granted during period [Line Items]
Number of options outstanding | shares	34	96	102
Weighted average remaining contractual life | yr	8.81	3.62	2.90
70.01 - 80.00
Disclosure of indirect measurement of fair value of goods or services received, share options granted during period [Line Items]
Number of options outstanding | shares	23	0	103
Weighted average remaining contractual life | yr	9.07	0.00	0.37
80.01 - 90.00
Disclosure of indirect measurement of fair value of goods or services received, share options granted during period [Line Items]
Number of options outstanding | shares	0	102	118
Weighted average remaining contractual life | yr	0.00	0.22	1.22
90.01 - 100.00
Disclosure of indirect measurement of fair value of goods or services received, share options granted during period [Line Items]
Number of options outstanding | shares	0	0	5
Weighted average remaining contractual life | yr	0.00	0.00	0.65
110.01 - 120.00
Disclosure of indirect measurement of fair value of goods or services received, share options granted during period [Line Items]
Number of options outstanding | shares	0	0	5
Weighted average remaining contractual life | yr	0.00	0.00	0.86